Notes to the cash flow statements	12 Months Ended
Sep. 30, 2023
Notes to the cash flow statements
Notes to the consolidated cash flow statement

Note 35. Notes to the cash flow statements

Accounting policy

Cash and balances with central banks include cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.

Reconciliation of net cash provided by/(used in) operating activities to net profit for the year is set out below.

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Profit after income tax expense	7,201	5,699	5,463	6,434	12,178
Adjustments:
Depreciation, amortisation and impairment	1,237	1,581	3,054	1,089	1,304
Impairment charges/(benefits)	839	524	(348)	695	629
Net decrease/(increase) in current and deferred tax	665	427	350	363	139
(Increase)/decrease in accrued interest receivable	(730)	(544)	183	(657)	(499)
(Decrease)/increase in accrued interest payable	2,400	794	(423)	1,863	645
(Decrease)/increase in provisions	(173)	(621)	(1,716)	(162)	(549)
Other non-cash items	(850)	1,869	(253)	(499)	(4,416)
Cash flows from operating activities before changes in operating assets and liabilities	10,589	9,729	6,310	9,126	9,431
Net (increase)/decrease in:
Collateral paid	1,545	(1,524)	305	1,537	(1,658)
Trading securities and financial assets measured at FVIS	(4,524)	(3,750)	19,316	(4,162)	(3,890)
Derivative financial instruments	4,082	2,451	(2,420)	4,414	380
Loans	(27,270)	(36,345)	(15,098)	(25,080)	(32,696)
Other financial assets	128	279	(274)	94	(186)
Life insurance assets and life insurance liabilities	-	266	(593)	-	-
Other assets	8	20	6	11	37
Net increase/(decrease) in:
Collateral received	(2,888)	3,643	93	(3,092)	3,744
Deposits and other borrowings	24,692	35,054	33,737	23,347	33,586
Other financial liabilities	(17,146)	7,120	9,036	(18,117)	5,939
Other liabilities	(12)	11	(8)	(3)	41
Net cash provided by/(used in) operating activities	(10,796)	16,954	50,410	(11,925)	14,728

Note 35. Notes to the cash flow statements (continued)

Details of the assets and liabilities over which control ceased

Details of the entities over which control ceased are provided in Note 37.

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Assets
Cash and balances with central banks	18	169	50	-	-
Trading securities and financial assets measured at FVIS	-	-	409	-	-
Loans	-	965	369	-	965
Other financial assets	18	66	688	-	-
Life insurance assets	-	2,366	-	-	-
Property and equipment	-	-	29	-	-
Deferred tax assets	-	39	4	-	-
Intangible assets	55	-	243	-	-
Other assets	-	168	226	-	-
Total assets	91	3,773	2,018	-	965
Liabilities
Other financial liabilities	22	34	110	-	-
Current tax liabilities	-	2	-	-	-
Life insurance liabilities	-	185	-	-	-
Provisions	1	52	9	-	4
Deferred tax liabilities	-	34	-	-	-
Other liabilities	-	213	720	-	-
Total liabilities	23	520	839	-	4
Total equity attributable to owners of WBC	68	3,253	1,179	-	961
Cash proceeds received (net of transaction costs)	311	2,284	1,322	-	1,013
Expected receivable (completion settlement)/deferred consideration	-	146	45	-	118
Total consideration	311	2,430	1,367	-	1,131
Gain/(loss) on disposal	243	(823)	188	-	170
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	311	2,284	1,322	-	1,013
Less: Cash deconsolidated	(18)	(169)	(50)	-	-
Cash consideration (paid)/received (net of transaction costs and cash held)	293	2,115	1,272	-	1,013

Note 35. Notes to the cash flow statements (continued)

Businesses disposed

During the year, Westpac disposed of its 100% interest in AAML through a sale to Mercer (Australia), and merged its BT personal and corporate superannuation funds with Mercer Super Trust by way of successor fund transfer.

Non-cash investing activities

On 16 June 2022 Westpac Overseas Holdings No. 2 Pty Limited (WOH2PL), paid a dividend of $5,040 million to the Parent Entity which was reinvested into additional WOH2PL ordinary shares. These transactions were settled on a net basis and as a result no cash was transferred. As WOH2PL is a wholly owned subsidiary of the Parent Entity these transactions eliminate on consolidation.

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Shares issued under the dividend reinvestment plan	192	-	401	192	-
Increase in lease liabilities	235	244	199	217	226

On 20 July 2022, $689 million of WCN2 were transferred to the WCN2 nominated party for $100 each pursuant to the WCN9 reinvestment offer. Those WCN2 were subsequently redeemed and cancelled by Westpac.

On 23 September 2022, Westpac redeemed the remaining outstanding WCN2.

Cash and balances with central banks

The following table provides the breakdown of cash and cash balances with central banks.

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Cash and cash at bank	13,852	14,711	13,490	14,226
Exchange settlement accounts	88,371	90,243	79,810	80,767
Regulatory deposits with central banks	299	303	166	189
Total cash and balances with central banks	102,522	105,257	93,466	95,182

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $299 million (2022: $303 million) for the Group and $166 million (2022: $189 million) for the Parent Entity which are included in cash and balances with central banks.